Financial Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
U.S. dollar / Argentine Peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	$ (404,260)	$ (279,334)
Euro / Armenian dram
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	(9,686)	(29,456)
U.S. dollar / Armenian dram
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	(24,359)	(27,300)
U.S. dollar / Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	170	27,304
Euro / Argentine Peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	(6,745)
Uruguayan peso / U.S. dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	$ (3,148)	$ (7,745)